RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 24, 2020	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Sponsor
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		1,125,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		150 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Class B Common stock
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)			20.00%
Founder shares outstanding			8,355,393	8,355,393	8,355,393
Class B Common stock | Sponsor
Related Party Transaction [Line Items]
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture		269,607
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Minimum threshold written notice period for redemption of public warrants			1 year
Maximum | Class B Common stock
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days